Note 8 - Loan Receivable (Details) ¥ in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 8 - Loan Receivable (Details) [Line Items]
Interest Income, Consideration and Loan Receivable	$ 693,231			$ 2,283,875	$ 3,783,929
Lang Fang Developer [Member]
Note 8 - Loan Receivable (Details) [Line Items]
Equity Interest Pledged as Collateral, Percentage					100.00%
Equity Method Investment, Other than Temporary Impairment					$ 0
Proceeds from Collection of Loans Receivable		$ 2,100,000	¥ 13